UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Criterion Capital Management, LLC

Address:   4 Embarcadero Center
           34th Floor
           San Francisco, CA 94111


Form 13F File Number: 28-10866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   R. Daniel Beckham
Title:  Chief Operating Officer
Phone:  (415) 834-2417

Signature,  Place,  and  Date  of  Signing:

/s/ R. Daniel Beckham              San Francisco, CA                  11/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              62

Form 13F Information Table Value Total:  $      616,986
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADOBE SYSTEMS INC              COM              00724F101      383    14664 SH       SOLE                  14664      0    0
ADVENT SOFTWARE INC            COM              007974108    11422   218853 SH       SOLE                 218853      0    0
AKAMAI TECHNOLOGIES INC        COM              00971T101    22579   449957 SH       SOLE                 449957      0    0
AMAZON COM INC                 COM              023135106    26229   167000 SH       SOLE                 167000      0    0
AMERICAN TOWER SYS CORP        COM              029912201     3550    69254 SH       SOLE                  69254      0    0
APPLE COMPUTER INC             COM              037833100     3669    12929 SH       SOLE                  12929      0    0
ARUBA NETWORKS INC             COM              043176106    12484   585000 SH       SOLE                 585000      0    0
ASIAINFO HOLDINGS              COM              04518A104    10556   535000 SH       SOLE                 535000      0    0
ATHENAHEALTH INC               COM              04685W103    26883   814156 SH       SOLE                 814156      0    0
AUTONAVI HLDGS LTD             SPONSORED ADR    05330F106     5829   333109 SH       SOLE                 333109      0    0
Baidu Com Inc                  COM              056752108    10791   105156 SH       SOLE                 105156      0    0
CADENCE DESIGN SYSTEMS INC     COM              127387108    19490  2554400 SH       SOLE                2554400      0    0
CAMELOT INFORMATION SYS INC    COM              13322V105     9312   530000 SH       SOLE                 530000      0    0
CAVIUM NETWORKS INC            COM              14965A101    22272   774425 SH       SOLE                 774425      0    0
CITRIX SYS INC                 COM              177376100    24677   361618 SH       SOLE                 361618      0    0
CLEARWIRE CORPORATION          COM              18538Q105      374    46175 SH       SOLE                  46175      0    0
COMVERSE TECHNOLOGY INC NEW    COM              205862402      311    46175 SH       SOLE                  46175      0    0
CROWN CASTLE INTL CORP         COM              228227104    17236   390389 SH       SOLE                 390389      0    0
CTRIP.COM INTL LTD             AMERICAN DEP SHS 22943F100     5620   117699 SH       SOLE                 117699      0    0
ELECTRONIC ARTS INC            COM              285512109     2632   160000 SH       SOLE                 160000      0    0
EQUINIX INC                    COM              29444U502    13671   133574 SH       SOLE                 133574      0    0
EXLSERVICE HOLDINGS INC        COM              302081104      584    30014 SH       SOLE                  30014      0    0
GENPACT LTD                    SHS              G3922B107     1392    78488 SH       SOLE                  78488      0    0
GLOBALSTAR                     COM              378973408     1653   950000 SH       SOLE                 950000      0    0
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR    43358R108    12590   512000 SH       SOLE                 512000      0    0
INFORMATICA CORPORATION        COM              45666Q102     2483    64637 SH       SOLE                  64637      0    0
INTERPUBLIC GROUP OF COS INC   COM              460690100     2740   273182 SH       SOLE                 273182      0    0
INTL GAME TECHNOLOGY           COM              459902102    25258  1747956 SH       SOLE                1747956      0    0
INTUIT INC                     COM              461202103     9694   221276 SH       SOLE                 221276      0    0
ISILON SYS INC                 COM              46432L104     4902   220000 SH       SOLE                 220000      0    0
JUNIPER NETWORKS               COM              48203R104     3503   115419 SH       SOLE                 115419      0    0
LAMAR ADVERTISING CO-CL A      CL A             512815101     6542   205608 SH       SOLE                 205608      0    0
LAS VEGAS SANDS CORP           COM              517834107     5228   150000 SH       SOLE                 150000      0    0
LIMELIGHT NETWORKS INC         COM              53261M104      736   125000 SH       SOLE                 125000      0    0
LINEAR TECHNOLOGY CORPORATION  COM              535678106    20418   664426 SH       SOLE                 664426      0    0
LONGTOP FINANCIAL              COM              54318P108     3271    83115 SH       SOLE                  83115      0    0
MEMC ELECTRONIC MATERIALS INC  COM              552715104    10813   907100 SH       SOLE                 907100      0    0
MERCADOLIBRE INC               COM              58733R102    12647   175211 SH       SOLE                 175211      0    0
NETAPP INC                     COM              64110D104     7717   155000 SH       SOLE                 155000      0    0
NETEZZA CORP                   COM              64111N101     4878   180984 SH       SOLE                 180984      0    0
NETFLIX COM INC                COM              64110L106    19621   121000 SH       SOLE                 121000      0    0
OPENTABLE INC                  COM              68372A104      943    13851 SH       SOLE                  13851      0    0
PAYCHEX INC                    COM              704326107     1904    69249 SH       SOLE                  69249      0    0
POWER-ONE INC                  COM              73930R102     7045   775000 SH       SOLE                 775000      0    0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    38520   785000 SH  PUT  SOLE                 785000      0    0
POWERWAVE TECHNOLOGIES INC     COM              739363109    12111  6654180 SH       SOLE                6654180      0    0
RED HAT INC                    COM              756577102    10953   267148 SH       SOLE                 267148      0    0
SAIFUN SEMICONDUCTORS LTD      COM              M8233P102     5168    79514 SH       SOLE                  79514      0    0
SALESFORCE COM INC             COM              79466L302    14645   130992 SH       SOLE                 130992      0    0
SAPIENT CORP                   COM              803062108      553    46175 SH       SOLE                  46175      0    0
SBA COMMUNICATIONS CORP        COM              78388J106    18337   455000 SH       SOLE                 455000      0    0
SOURCE FIRE INC                COM              83616T108     1442    50000 SH       SOLE                  50000      0    0
SPANSION INC-CLASS A           CL A             84649R200     1519   101500 SH       SOLE                 101500      0    0
SS&C TECHNOLOGIES INC          COM              78467J100     2699   170837 SH       SOLE                 170837      0    0
SUCCESSFACTORS INC             COM              864596101     3536   140829 SH       SOLE                 140829      0    0
TALEO CORP                     COM              87424N104     6668   230000 SH       SOLE                 230000      0    0
TERADATA CORP                  COM              88076W103     6052   156960 SH       SOLE                 156960      0    0
VANCEINFO TECHNOLOGIES INC     COM              921564100    41106  1271068 SH       SOLE                1271068      0    0
VARIAN SEMICONDUCTOR EQUIPMENT COM              922207105     6044   210000 SH       SOLE                 210000      0    0
VERISK ANALYTICS INC CL A      CL A             92345Y106     7782   277814 SH       SOLE                 277814      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
WEBMD HEALTH CORP              COM              94770V102     5186   104000 SH       SOLE                 104000      0    0
WYNN RESORTS LTD               COM              983134107    18133   208972 SH       SOLE                 208972      0    0


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